Acquisition - Schedule of Goodwill Arising from Acquisition (Details) - Changzhou Sixun [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Goodwill Arising from Acquisition [Line Items]
Beginning balance	$ 1,780,569	$ 3,057,943
Goodwill impairment	(1,732,454)	(1,362,441)
Foreign currency translation adjustment	(48,115)	85,067
Ending balance		$ 1,780,569